Schedule of Restatement Adjustments (Details) $ in Thousands	12 Months Ended
Jun. 30, 2025 USD ($)
Decrease In Intangible Assets Increase In Expenses [Member]
IfrsStatementLineItems [Line Items]
Financial statement effect amount	$ 1,108
Decrease In Trade And Other Receivables Increase In Expenses [Member]
IfrsStatementLineItems [Line Items]
Financial statement effect amount	375
Decrease In Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Financial statement effect amount	858
Decrease In Prepayments Increase In Expenses [Member]
IfrsStatementLineItems [Line Items]
Financial statement effect amount	1,383
Decrease In Current Assets And Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial statement effect amount	573
Reclassification Within Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial statement effect amount	95
Reclassification Within Equity No Impact On Total Equity [Member]
IfrsStatementLineItems [Line Items]
Financial statement effect amount	60,500
Reduction in Net Assets [Member]
IfrsStatementLineItems [Line Items]
Financial statement effect amount	$ 2,866